ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2020
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Summary of accounts receivable

	As of December 31,
	2019	2020
	RMB	RMB
Factoring receivables	17,041	122,089
Receivables from sales channels on other platforms	—	35,950
Receivables from merchants under marketplace business	3,015	8,439
Receivables from other revenue	8,471	6,858
Less: allowance for credit losses	—	(8,603)

	28,527	164,733